Income Tax Expense - Details of the Changes in Deferred Tax Assets (Liabilities) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	₩ (2,177,327)	₩ (890,561)
Changes in Accounting Policies	9,359	(600,954)
Deferred tax expense (income)	(201,817)	(504,288)
Directly charged to (credited from) equity	11,912	43,359	₩ (57,544)
Business combinations	635	(224,883)
Ending	(2,357,238)	(2,177,327)	(890,561)
Loss allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	102,276	67,002
Changes in Accounting Policies		3,501
Deferred tax expense (income)	(13,698)	26,547
Business combinations	335	5,226
Ending	88,913	102,276	67,002
Accrued interest income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(2,713)	(2,467)
Deferred tax expense (income)	691	(218)
Business combinations	(17)	(28)
Ending	(2,039)	(2,713)	(2,467)
Financial assets measured at fair value [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	79,757	53,781
Changes in Accounting Policies		(282)
Deferred tax expense (income)	15,099	(15,203)
Directly charged to (credited from) equity	2,983	41,461
Business combinations	262
Ending	98,101	79,757	53,781
Investments in subsidiaries, associates and joint ventures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(1,580,087)	(937,629)
Deferred tax expense (income)	(35,222)	(642,736)
Directly charged to (credited from) equity	2,279	278
Business combinations	(18)
Ending	(1,613,048)	(1,580,087)	(937,629)
Property equipment and intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(420,061)	(235,343)
Deferred tax expense (income)	44,051	71,912
Business combinations	(3)	(256,630)
Ending	(376,013)	(420,061)	(235,343)
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	2,494	2,312
Deferred tax expense (income)	49	(6)
Business combinations		188
Ending	2,543	2,494	2,312
Retirement benefit obligation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	84,034	38,360
Deferred tax expense (income)	(6,643)	12,888
Directly charged to (credited from) equity	22,733	10,843
Business combinations	70	21,943
Ending	100,194	84,034	38,360
Valuation gain (loss) on derivatives [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	31,415	25,956
Deferred tax expense (income)	2,175	14,682
Directly charged to (credited from) equity	(16,083)	(9,223)
Ending	17,507	31,415	25,956
Foreign currency translation differences for foreign operations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	21,948	21,931
Deferred tax expense (income)	57	17
Ending	22,005	21,948	21,931
Reserve for research and manpower development [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning		(2,387)
Deferred tax expense (income)		2,387
Ending			(2,387)
Incremental costs to acquire contract [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(640,840)
Changes in Accounting Policies		(566,633)
Deferred tax expense (income)	(188,215)	(74,207)
Ending	(829,055)	(640,840)
Contract assets and liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(26,458)
Changes in Accounting Policies		(37,540)
Deferred tax expense (income)	(1,572)	11,082
Ending	(28,030)	(26,458)
Right-of-use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Changes in Accounting Policies	(165,762)
Deferred tax expense (income)	(8,755)
Ending	(174,517)
Lease liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Changes in Accounting Policies	168,423
Deferred tax expense (income)	10,930
Ending	179,353
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	32,551	5,506
Changes in Accounting Policies	6,698
Deferred tax expense (income)	17,077	22,627
Business combinations	6	4,418
Ending	56,332	32,551	5,506
Temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(2,315,684)	(962,978)
Changes in Accounting Policies	9,359	(600,954)
Deferred tax expense (income)	(163,976)	(570,228)
Directly charged to (credited from) equity	11,912	43,359
Business combinations	635	(224,883)
Ending	(2,457,754)	(2,315,684)	(962,978)
Deferred tax assets related to unused tax loss carryforwards and tax credit carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	138,357	72,417
Deferred tax expense (income)	(37,841)	65,940
Ending	100,516	138,357	72,417
Tax loss carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	122,899	72,417
Deferred tax expense (income)	(31,763)	50,482
Ending	91,136	122,899	₩ 72,417
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	15,458
Deferred tax expense (income)	(6,078)	15,458
Ending	₩ 9,380	₩ 15,458